Document And Entity Information	Mar. 20, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 20, 2020
Entity Registrant Name	BURLINGTON STORES, INC.
Entity Central Index Key	0001579298
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36107
Entity Tax Identification Number	80-0895227
Entity Address, Address Line One	2006 Route 130 North
Entity Address, City or Town	Burlington
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08016
City Area Code	609
Local Phone Number	387-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	BURL
Security Exchange Name	NYSE